INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
INVENTORIES [Abstract]
Schedule of Inventories
	December 31,
	2017	2016

Raw materials	$12,354,591	$24,777,049
Work-in-progress	229,327	241,135
Finished goods	1,023,321	1,101,345
Less: reserve for inventories.	(127,766)	(120,347)
Inventories, net	$13,479,473	$25,999,182